Interim Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Profit or loss [abstract]
Interest income calculated using effective interest rate method	$ 8,554	$ 7,310	$ 17,239	$ 14,411